Pension and Severance Plans (Accumulated Benefit Obligations for All Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 1,029,910	¥ 1,005,557
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 336,185	¥ 340,353